Benefit Plans - Rollforward of Structured Credit Fund (Detail) (Significant Unobservable Inputs Level 3 [Member], Structured Credit [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Significant Unobservable Inputs Level 3 [Member] | Structured Credit [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Beginning balance	$ 24,854
Actual return on plan assets	6,226	154
Purchase, sales and settlements		24,700
Transfers in/out of Level 3
Ending balance	$ 31,080	$ 24,854